UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Absolute Return Fund
(Class A Shares: PSQAX)
(Class I Shares: PSQIX)

SEMI-ANNUAL REPORT
October 31, 2011

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Statement of Cash Flows	28
Financial Highlights	29
Notes to Financial Statements	31
Supplemental Information	43

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Absolute Return Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Palmer Square Absolute Return Fund
EXPENSE EXAMPLE
For the Period Ended October 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/17/11** to 10/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		5/17/11**	10/31/11	5/17/11** – 10/31/11
Class I	Actual Performance	$1,000.00	$956.00	$10.10
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.67	$10.40
Class A	Actual Performance	$1,000.00	$956.00	$11.22
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.52	$11.55

* Expenses are equal to the Fund’s annualized expense ratio of 2.25% and 2.50% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 168/366 (to reflect the entire period of May 17, 2011 (commencement of operations) through October 31, 2011).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
** Inception date.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Principal Amount		Value
	BANK LOANS – 2.0%
$800,000	Ford Motor Co. 3.250%, 11/30/2013	$759,000
488,204	Ineos Holdings Ltd. 6.437%, 3/2/2014	398,584
592,000	Realogy Corp. 13.500%, 10/15/2017	577,792
	TOTAL BANK LOANS (Cost $1,789,660)	1,735,376

	CORPORATE BONDS – 22.7%
549,545	ACL I Corp. 10.625%, 2/15/20161, 2	450,627
97,000	Aeropuertos Argentina 2000 S.A. (Argentina) 10.750%, 12/1/20201	100,395
250,000	AES Corp. 9.750%, 4/15/20161	285,000
77,000	Alere, Inc. 3.000%, 5/15/20163	73,727
250,000	Alliant Techsystems, Inc. 6.750%, 4/1/20161	257,500
46,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20153	44,793
75,000	Annaly Capital Management, Inc. 4.000%, 2/15/20151, 3	87,000
250,000	ARAMARK Corp. 3.754%, 2/1/20151, 4	240,625
1,576,405	Argentina Bonos (Argentina) 3.684%, 2/4/20184	510,829
	Argentine Republic Government International Bond
1,685,987	0.000%, 12/15/20354	61,898
3,991,600	0.000%, 12/15/20354	630,673
250,000	Ashtead Capital, Inc. 9.000%, 8/15/20161, 2	261,250
20,000	Avis Budget Group, Inc. 3.500%, 10/1/20143	23,075
90,000	Brookdale Senior Living, Inc. 2.750%, 6/15/20183	76,950
	BTA Bank JSC
757,400	10.750%, 7/1/20184	423,084
2,332,000	0.000%, 7/1/2020	113,802
250,000	Calpine Construction Finance Co., LP / CCFC Finance Corp. 8.000%, 6/1/20161, 2	267,500
250,000	Carriage Services, Inc. 7.875%, 1/15/20151	252,812

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
$52,000	Cemex S.A.B. de C.V. (Mexico) 4.875%, 3/15/20153	$32,110
250,000	Centene Corp. 5.750%, 6/1/20171	252,500
37,000	Chart Industries, Inc. 2.000%, 8/1/20183	40,515
64,000	Ciena Corp. 3.750%, 10/15/20182, 3	62,720
200,000	CIT Group, Inc. 7.000%, 5/1/20151	200,250
518,146	CKE Holdings, Inc. 10.500%, 3/14/20161, 2	484,467
	CNO Financial Group, Inc.
33,000	7.000%, 12/30/20163	44,385
15,000	7.000%, 12/30/20163	20,250
100,000	Commerzbank Capital Funding Trust I 5.012%, 3/29/20491	71,952
250,000	Consol Energy, Inc. 8.000%, 4/1/20171	275,000
85,000	DryShips, Inc. (Marshall Islands) 5.000%, 12/1/20143	63,750
250,000	DuPont Fabros Technology LP 8.500%, 12/15/20171	268,750
250,000	Encore Acquisition Co. 9.500%, 5/1/20161	278,125
44,000	Endeavour International Corp. 5.500%, 7/15/20162, 3	38,555
200,000	FMG Resources August 2006 Pty Ltd. (Australia) 7.000%, 11/1/20151, 2	201,000
250,000	Frontier Communications Corp. 7.875%, 4/15/20151	266,094
70,000	General Cable Corp. 4.500%, 11/15/20293, 4	71,925
435,429	Global Crossing UK Finance PLC (United Kingdom) 10.750%, 12/15/20141	452,846
75,000	GMX Resources, Inc. 4.500%, 5/1/20151, 3	45,844
250,000	Graphic Packaging International, Inc. 9.500%, 6/15/20171	274,375
39,000	Greenbrier Cos., Inc. 3.500%, 4/1/20182, 3	32,955
245,000	Hanesbrands, Inc. 8.000%, 12/15/20161	265,825
63,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20163	61,189

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
$250,000	HCA, Inc. 6.500%, 2/15/20161	$257,656
300,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.250%, 3/1/20151	298,500
250,000	Host Hotels & Resorts LP 6.750%, 6/1/20161	260,000
250,000	Huntsman International LLC 5.500%, 6/30/20161	248,750
101,000	Illumina, Inc. 0.250%, 3/15/20162, 3	78,527
250,000	International Lease Finance Corp. 5.750%, 5/15/2016	236,101
250,000	JBS USA LLC/JBS USA Finance, Inc. 11.625%, 5/1/20141	277,500
35,000	JetBlue Airways Corp. 6.750%, 10/15/20391, 3	40,863
110,000	Knight Capital Group, Inc. 3.500%, 3/15/20153	104,087
250,000	Lamar Media Corp. 9.750%, 4/1/20141	276,250
65,000	Lennar Corp. 2.750%, 12/15/20201, 2, 3	67,031
731,897	Level 3 Financing, Inc. 9.250%, 11/1/20141	751,109
105,000	Liberty Interactive LLC 3.250%, 3/15/20311, 3	84,656
623,099	Lyondell Chemical Co. 11.000%, 5/1/20181	697,092
100,000	Maxcom Telecomunicaciones S.A.B. de C.V. (Mexico) 11.000%, 12/15/20141	64,500
63,000	Meritor, Inc. 4.625%, 3/1/20261, 3, 4	54,968
	MGM Resorts International
69,000	4.250%, 4/15/20153	69,172
104,766	10.000%, 11/1/20161	108,957
70,000	Microchip Technology, Inc. 2.125%, 12/15/20373	93,275
65,000	Micron Technology, Inc. 1.500%, 8/1/20311, 2, 3	54,113
207,000	Minerva Overseas II Ltd. (Cayman Islands) 10.875%, 11/15/20191	182,160
48,000	Molina Healthcare, Inc. 3.750%, 10/1/20143	49,740
25,000	Navistar International Corp. 3.000%, 10/15/20143	28,125

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
$500,378	Neenah Paper, Inc. 7.375%, 11/15/20141	$501,629
250,000	Nova Chemicals Corp. (Canada) 8.375%, 11/1/20161	276,562
250,000	Novelis, Inc. (Canada) 8.375%, 12/15/20171	271,250
57,000	Novellus Systems, Inc. 2.625%, 5/15/20412, 3	59,351
45,000	Nuance Communications, Inc. 2.750%, 11/1/20311, 2, 3	49,613
250,000	PAETEC Holding Corp. 8.875%, 6/30/20171	271,250
	Petroleos de Venezuela S.A.
862,000	5.250%, 4/12/20171	539,827
100,000	8.500%, 11/2/20171	71,900
250,000	Plains Exploration & Production Co. 7.750%, 6/15/20151	260,625
250,000	PNM Resources, Inc. 9.250%, 5/15/2015	283,750
330,111	Postmedia Network, Inc. (Canada) 12.500%, 7/15/20181	346,617
250,000	Quicksilver Resources, Inc. 8.250%, 8/1/20151	262,500
250,000	Regency Energy Partners LP / Regency Energy Finance Corp. 9.375%, 6/1/20161	278,750
59,000	Regis Corp. 5.000%, 7/15/20143	73,824
200,000	Renaissance Capital LLC Via Renaissance Consumer Funding Ltd. (Ireland) 13.000%, 4/1/2013	189,250
100,000	Republic of Belarus (Belarus) 8.750%, 8/3/2015	84,720
250,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.750%, 10/15/20161, 2	264,062
90,761	Rite Aid Corp. 6.875%, 8/15/2013	89,400
55,000	Rovi Corp. 2.625%, 2/15/20401, 3	69,644
27,000	Savient Pharmaceuticals, Inc. 4.750%, 2/1/20181, 3	18,934
250,000	SBA Telecommunications, Inc. 8.000%, 8/15/20161	270,000
250,000	Seagate Technology HDD Holdings (Cayman Islands) 6.800%, 10/1/20161	262,500
250,000	Service Corp. International 6.750%, 4/1/20151	267,500

Principal Amount		Value
	CORPORATE BONDS (Continued)
$45,000	Sonic Automotive, Inc. 5.000%, 10/1/20291, 3	$59,456
46,000	Terex Corp. 4.000%, 6/1/20153	58,305
31,927	Terrestar Networks, Inc. 15.000%, 2/15/20141, 2, 5	31,927
	Travelport LLC
171,305	9.875%, 9/1/20141	120,770
523,821	11.875%, 9/1/20161	206,909
250,000	Triumph Group, Inc. 8.000%, 11/15/20171	268,750
250,000	Universal Hospital Services, Inc. 8.500%, 6/1/20151	258,750
100,000	Venezuela Government International Bond (Venezuela) 9.375%, 1/13/2034	67,500
75,000	VeriSign, Inc. 3.250%, 8/15/20373	82,969
250,000	Virgin Media Finance PLC (United Kingdom) 9.500%, 8/15/20161	280,000
32,000	Virgin Media, Inc. 6.500%, 11/15/20163	48,480
95,000	WebMD Health Corp. 2.500%, 1/31/20182, 3	83,956
19,000	WESCO International, Inc. 6.000%, 9/15/20291, 3	35,815
75,000	West Pharmaceutical Services, Inc. 4.000%, 3/15/20473	65,063
40,000	Western Refining, Inc. 5.750%, 6/15/20143	66,050
250,000	Windstream Corp. 8.625%, 8/1/20161	260,000
58,000	XM Satellite Radio, Inc. 7.000%, 12/1/20142, 3	73,660
235,451	YCC Holdings LLC / Yankee Finance, Inc. 10.250%, 2/15/20161	217,792
	TOTAL CORPORATE BONDS (Cost $19,588,265)	19,699,664

Number of Shares		Value
	COMMON STOCKS – 15.0%
	CONSUMER DISCRETIONARY – 3.9%
513	Amazon.com, Inc.*	109,530
208	AutoZone, Inc.*	67,307
10,721	Belo Corp. - Cl. A	67,971

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
1,875	CBS Corp. - Cl. B	$48,394
15,450	Crocs, Inc.*	273,001
9,009	Foot Locker, Inc.	196,937
2,402	Hotel Shilla Co., Ltd. (South Korea)	82,039
3,050	HSN, Inc.	108,793
197	Hyundai Mobis (South Korea)	57,418
1,165	Hyundai Motor Co. (South Korea)	238,635
432	Hyundai Wia Corp. (South Korea)*	56,914
4,160	Kia Motors Corp. (South Korea)	271,402
20,636	L'Occitane International S.A. (Luxembourg)	46,060
459	Lear Corp.	21,532
5,857	Liberty Global, Inc.*	224,733
2,115	Liberty Media Corp. - Liberty Capital - Cl. A*	162,474
3,520	Liberty Media Corp. - Liberty Starz - Cl. A*	240,416
11,648	Luk Fook Holdings International Ltd. (China)	51,052
1,481	Madison Square Garden Co. - Cl. A*	39,143
47,837	Prada S.p.A. (Italy)*	239,838
289	priceline.com, Inc.*	146,731
1,039	Ralph Lauren Corp.	164,983
6,217	Saks, Inc.*	65,714
6,008	Sinclair Broadcast Group, Inc. - Cl. A	57,557
5,607	Sky Deutschland A.G. (Germany)*	16,704
2,265	Starbucks Corp.	95,900
2,700	Target Corp.	147,825
5,575	Yoox S.p.A. (Italy)*	80,227
		3,379,230

	CONSUMER STAPLES – 0.6%
1,768	Altria Group, Inc.	48,708
23	Amorepacific Corp. (South Korea)	26,068
666	Lorillard, Inc.	73,700
1,840	MHP S.A. - GDR (Ukraine)*	19,872
2,340	Philip Morris International, Inc.	163,496
29,138	Sun Art Retail Group Ltd. (China)*	37,731
1,936	Whole Foods Market, Inc.	139,624
5,535	Winn-Dixie Stores, Inc.*	35,092
		544,291

	ENERGY – 1.9%
275	Energy Transfer Partners LP	12,848
6,900	Golar LNG Ltd. (Bermuda)	278,967
34,500	Golar LNG Partners LP	989,805
500	Hess Corp.	31,280

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
698	NovaTek OAO - GDR (Russia)	$97,999
1,123	SandRidge Mississippian Trust I	30,568
5,650	SandRidge Permian Trust	111,531
638	Statoil ASA - ADR (Norway)	16,224
536	Total S.A. - ADR (France)	28,033
1,434	YPF S.A. - ADR (Argentina)	48,197
		1,645,452

	FINANCIALS – 1.1%
4,745	American Capital Agency Corp.	130,535
6,655	Annaly Capital Management, Inc.	112,137
1,692	Berkshire Hathaway, Inc. - Cl. B*	131,739
711	Brookfield Asset Management, Inc. - Cl. A (Canada)	20,619
6,048	CYS Investments, Inc.	76,689
1,961	Hatteras Financial Corp.	50,398
2,000	JPMorgan Chase & Co.	69,520
818	Loews Corp.	32,474
15,898	Man Group PLC (United Kingdom)	38,318
543	MetLife, Inc.	19,092
2,300	NYSE Euronext	61,111
2,730	Och-Ziff Capital Management Group LLC - Cl. A	29,784
11,850	TFS Financial Corp.*	109,138
2,508	XL Group PLC (Ireland)	54,524
		936,078

	HEALTH CARE – 1.3%
2,541	Aetna, Inc.	101,030
4,000	BioMarin Pharmaceutical, Inc.*	136,440
5,550	CONMED Corp.*	145,799
1,400	Cooper Cos., Inc.	97,020
2,100	Hospira, Inc.*	66,045
26,979	Pain Therapeutics, Inc.*	120,057
11,468	QLT, Inc. (Canada)*	79,817
3,700	St. Jude Medical, Inc.	144,300
2,018	UnitedHealth Group, Inc.	96,844
2,257	WellPoint, Inc.	155,507
		1,142,859

	INDUSTRIALS – 2.5%
5,400	Acacia Research - Acacia Technologies*	215,136
120,600	Capstone Turbine Corp.*	131,454
700	Chart Industries, Inc.*	39,557
1,116	Covanta Holding Corp.	16,361

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
17	DPH Holdings Corp.	$355,300
1,500	Dun & Bradstreet Corp.	100,290
3,900	Interface, Inc. - Cl. A	50,856
545	Kansas City Southern*	34,428
4,950	Pall Corp.	253,291
728	Pentair, Inc.	26,172
3,720	Samsung Heavy Industries Co., Ltd. (South Korea)	116,313
4,450	Stanley Black & Decker, Inc.	284,132
2,027	Swift Transportation Co.*	18,040
1,534	TransDigm Group, Inc.*	144,073
8,500	Tyco International Ltd. (Switzerland)	387,175
		2,172,578

	INFORMATION TECHNOLOGY – 2.6%
14,323	AAC Technologies Holdings, Inc. (China)	33,296
1,153	Apple, Inc.*	466,711
4,000	BMC Software, Inc.*	139,040
1,226	Citrix Systems, Inc.*	89,290
6,200	Dice Holdings, Inc.*	63,116
26,580	Intermec, Inc.*	214,501
829	Mail.ru Group Ltd. - GDR (Russia)*	28,559
706	Mastercard, Inc. - Cl. A	245,151
18,600	Monster Worldwide, Inc.*	171,678
3,050	Motorola Solutions, Inc.	143,076
5,300	NetApp, Inc.*	217,088
4,000	Oracle Corp.	131,080
3,700	Parametric Technology Corp.*	77,071
693	Salesforce.com, Inc.*	92,287
1,459	Visa, Inc. - Cl. A	136,066
		2,248,010

	MATERIALS – 0.4%
2,900	Cytec Industries, Inc.	129,543
786	Harry Winston Diamond Corp. (Canada)*	9,582
364	Newmont Mining Corp.	24,326
1,400	Tronox, Inc.*	173,600
		337,051

	TELECOMMUNICATION SERVICES – 0.7%
2,100	AT&T, Inc.	61,551
1,255	Cellcom Israel Ltd. (Israel)	27,660
38,630	China Unicom Hong Kong Ltd. (China)	80,156
900	Chunghwa Telecom Co., Ltd. - ADR (Taiwan)	30,267

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
1,846	Deutsche Telekom A.G. (Germany)	$23,484
1,700	Deutsche Telekom A.G. - ADR (Germany)	21,590
5,553	France Telecom S.A. - ADR (France)	99,843
1,400	KT Corp. - ADR (South Korea)	23,352
4,920	Mobile Telesystems OJSC - ADR (Russia)	70,307
430	Philippine Long Distance Telephone Co. - ADR (Philippines)	23,882
1,410	SK Telecom Co., Ltd. - ADR (South Korea)	20,854
13,400	StarHub Ltd. (Singapore)	30,115
1,620	Telefonica Czech Republic A.S. (Czech Republic)	34,079
4,460	Telekomunikacja Polska S.A. - GDR (Poland)	24,110
2,515	Verizon Communications, Inc.	93,005
		664,255
	TOTAL COMMON STOCKS (Cost $12,893,311)	13,069,804

	EXCHANGE-TRADED FUNDS – 10.1%
2,270	iShares MSCI Japan Index Fund	21,315
4,000	iShares Russell 2000 Index Fund	295,880
4,022	Market Vectors Gold Miners ETF	236,614
9,210	Powershares QQQ Trust Series 1	533,628
22,200	ProShares UltraShort Euro*	398,268
1,450	ProShares UltraShort Yen*	61,292
1,407	SPDR Gold Shares*	235,447
55,500	SPDR S&P 500 ETF Trust	6,962,475
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,390,838)	8,744,919

	PREFERRED STOCKS – 1.7%
	CONSUMER DISCRETIONARY – 0.2%
761	Callaway Golf Co.1, 3	75,815
2,000	Goodyear Tire & Rubber Co.3	100,440
		176,255

	CONSUMER STAPLES – 0.1%
678	Bunge Ltd. (Bermuda)3	66,566

	ENERGY – 0.4%
232	ATP Oil & Gas Corp.3	14,065
50	Chesapeake Energy Corp.2, 3	58,125
271	Energy XXI Bermuda Ltd. (Bermuda)3	89,007
2,500	Goodrich Petroleum Corp.3	85,000
741	Petroquest Energy, Inc.3	28,806

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	ENERGY (Continued)
430	SandRidge Energy, Inc.3	$52,675
		327,678

	FINANCIALS – 0.8%
3,449	Alexandria Real Estate Equities, Inc.3	83,121
1,487	AMG Capital Trust II3	59,666
51	Bank of America Corp.3	43,656
488	Citigroup, Inc.3	46,379
1,884	Forest City Enterprises, Inc.1, 3	99,381
1,523	Health Care REIT, Inc.3	76,820
850	KeyCorp3	89,250
3,000	Synovus Financial Corp.3	46,020
4,000	UBS A.G. (Switzerland)3	61,600
1,433	Wintrust Financial Corp.3	68,542
		674,435

	HEALTH CARE – 0.1%
85	HealthSouth Corp.3	75,671
1,293	Omnicare Capital Trust II1, 3	54,539
		130,210

	INDUSTRIALS – 0.1%
4,000	2010 Swift Mandatory Common Exchange Security Trust2, 3	38,455
2,017	Continental Airlines Finance Trust II1, 3	61,014
		99,469

	TOTAL PREFERRED STOCKS (Cost $1,623,823)	1,474,613

Number of Contracts		Value
	PURCHASED CALL OPTIONS – 0.3%
	NAT GAS EURO OPT
3	Exercise Price: $7, Expiration Date: December 29, 2015*	16,242
3	Exercise Price: $7, Expiration Date: January 27, 2016*	16,269
3	Exercise Price: $7, Expiration Date: February 25, 2016*	15,726
3	Exercise Price: $7, Expiration Date: March 29, 2016*	12,960
3	Exercise Price: $7, Expiration Date: April 27, 2016*	13,257
3	Exercise Price: $7, Expiration Date: May 26, 2016*	13,716
3	Exercise Price: $7, Expiration Date: June 28, 2016*	14,544
3	Exercise Price: $7, Expiration Date: July 27, 2016*	14,817
3	Exercise Price: $7, Expiration Date: August 27, 2016*	15,972
3	Exercise Price: $7, Expiration Date: September 28, 2016*	17,304
3	Exercise Price: $7, Expiration Date: October 27, 2016*	18,504
3	Exercise Price: $7, Expiration Date: November 26, 2016*	20,628

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Contracts		Value
	PURCHASED CALL OPTIONS (Continued)
850	SPDR S&P 500 ETF Trust Exercise Price: $130, Expiration Date: November 19, 2011*	$74,800
	TOTAL PURCHASED CALL OPTIONS (Cost $317,567)	264,739

	PURCHASED PUT OPTIONS – 1.0%
280	CurrencyShares Japanese Yen Trust Exercise Price: $110, Expiration Date: January 19, 2013*	40,600
20	Golar LNG Ltd. Exercise Price: $30, Expiration Date: November 19, 2011*	100
	Gold Resource Corp.
76	Exercise Price: $15, Expiration Date: December 17, 2011*	1,520
43	Exercise Price: $18, Expiration Date: December 17, 2011*	2,580
150	iShares Russell 2000 Index Fund Exercise Price: $68, Expiration Date: December 17, 2011*	29,250
	SPDR S&P 500 ETF Trust
1,000	Exercise Price: $112, Expiration Date: January 21, 2012*	205,000
1,000	Exercise Price: $112, Expiration Date: November 19, 2011*	45,000
750	Exercise Price: $115, Expiration Date: November 19, 2011*	52,500
300	Exercise Price: $125, Expiration Date: November 19, 2011*	86,700
750	Exercise Price: $110, Expiration Date: December 17, 2011*	97,500
1,000	Exercise Price: $112, Expiration Date: December 17, 2011*	157,000
500	Exercise Price: $125, Expiration Date: December 17, 2011*	240,000
	TOTAL PURCHASED PUT OPTIONS (Cost $1,248,697)	957,750

	TOTAL INVESTMENTS – 52.8% (Cost $45,852,161)	45,946,865

	Other Assets in Excess of Liabilities – 47.2%	41,001,534

	TOTAL NET ASSETS – 100.0%	$86,948,399

Principal Amount		Value
	SECURITIES SOLD SHORT – (17.1)%
	CORPORATE BONDS – (1.5)%
(271,246)	Caesars Entertainment Operating Co., Inc., 10.000%1	(205,808)
(881,678)	Ply Gem Industries, Inc., 8.250%1	(835,390)
(292,511)	Texas Industries, Inc., 9.250%1	(267,647)
	TOTAL CORPORATE BONDS (Proceeds $1,317,601)	(1,308,845)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS – (7.1)%
	CONSUMER DISCRETIONARY – (2.5)%
(4,400)	American Eagle Outfitters, Inc.	$(57,772)
(4,760)	Burberry Group PLC (United Kingdom)	(102,635)
(7,333)	Callaway Golf Co.	(42,605)
(546)	CBS Corp. - Cl. B	(14,092)
(5,750)	Chico's FAS, Inc.	(71,070)
(1,892)	Coach, Inc.	(123,112)
(1,400)	Columbia Sportswear Co.	(75,236)
(4,978)	Goodyear Tire & Rubber Co.*	(71,484)
(1,000)	Kohl's Corp.	(53,010)
(3,250)	Lamar Advertising Co. - Cl. A*	(73,093)
(1,768)	Lennar Corp. - Cl. A	(29,243)
(1,093)	LVMH Moet Hennessy Louis Vuitton S.A. (France)	(181,864)
(670)	MakeMyTrip Ltd. (India)*	(20,107)
(2,372)	MGM Resorts International*	(27,325)
(1,100)	Mohawk Industries, Inc.*	(57,915)
(2,100)	News Corp. - Cl. A	(36,792)
(1,600)	Omnicom Group, Inc.	(71,168)
(3,300)	Pier 1 Imports, Inc.*	(41,283)
(2,142)	Ralph Lauren Corp.	(340,128)
(2,481)	Regis Corp.	(40,589)
(1,570)	Salvatore Ferragamo Italia S.p.A. (Italy)*	(25,439)
(22,593)	Sirius XM Radio, Inc.*	(40,441)
(2,671)	Sonic Automotive, Inc. - Cl. A	(39,184)
(1,750)	Sony Corp. - ADR (Japan)	(36,697)
(3,330)	Tiffany & Co.	(265,501)
(1,700)	Urban Outfitters, Inc.*	(46,325)
(500)	VF Corp.	(69,110)
(546)	Viacom, Inc. - Cl. B	(23,942)
(1,476)	Virgin Media, Inc.	(35,985)
(900)	Wolverine World Wide, Inc.	(34,137)
		(2,147,284)

	CONSUMER STAPLES – 0.0%
(481)	Bunge Ltd.	(29,711)

	ENERGY – (0.4)%
(266)	Alpha Natural Resources, Inc.*	(6,394)
(1,522)	Chesapeake Energy Corp.	(42,799)
(1,281)	Endeavour International Corp.*	(11,888)
(2,268)	Energy XXI Bermuda Ltd. (Bermuda)*	(66,611)
(1,100)	GMX Resources, Inc.*	(2,750)
(2,619)	Goodrich Petroleum Corp.*	(41,511)
(611)	Ocean Rig UDW, Inc. (Cyprus)*	(9,373)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(1,638)	Petroquest Energy, Inc.*	$(11,941)
(4,409)	SandRidge Energy, Inc.*	(33,773)
(2,600)	Spectra Energy Corp.	(74,438)
(3,333)	Western Refining, Inc.*	(53,261)
		(354,739)

	FINANCIALS – (0.8)%
(208)	Affiliated Managers Group, Inc.*	(19,263)
(613)	Alexandria Real Estate Equities, Inc.	(40,513)
(2,743)	Annaly Capital Management, Inc.	(46,220)
(5,356)	Banco Bilbao Vizcaya Argentaria S.A. (Spain)	(48,632)
(7,337)	Banco Popular Espanol S.A. (Spain)	(33,817)
(5,356)	Banco Santander S.A. (Spain)	(45,778)
(51)	Bank of America Corp.	(348)
(6,002)	Bankinter S.A. (Spain)	(36,957)
(1,118)	Citigroup, Inc.	(35,318)
(7,434)	CNO Financial Group, Inc.*	(46,462)
(7,381)	Commerzbank A.G. (Germany)*	(18,210)
(499)	Deutsche Bank A.G. (Germany)	(20,952)
(5,047)	Forest City Enterprises, Inc. - Cl. A*	(69,043)
(835)	Health Care REIT, Inc.	(43,996)
(3,113)	KeyCorp	(21,978)
(2,197)	Knight Capital Group, Inc. - Cl. A*	(27,441)
(3,242)	MF Global Holdings Ltd.*	(3,890)
(22,720)	Synovus Financial Corp.	(34,080)
(3,000)	Weyerhaeuser Co.	(53,940)
(1,720)	Wintrust Financial Corp.	(49,674)
		(696,512)

	HEALTH CARE – (0.6)%
(842)	Alere, Inc.*	(21,943)
(2,148)	Brookdale Senior Living, Inc.*	(35,614)
(2,250)	Eli Lilly & Co.	(83,610)
(2,091)	HealthSouth Corp.*	(36,927)
(423)	Illumina, Inc.*	(12,952)
(100)	Intuitive Surgical, Inc.*	(43,386)
(400)	Laboratory Corp. of America Holdings*	(33,540)
(1,000)	MAKO Surgical Corp.*	(38,450)
(613)	Molina Healthcare, Inc.*	(12,983)
(923)	Omnicare, Inc.	(27,524)
(1,150)	Owens & Minor, Inc.	(34,408)
(700)	Quest Diagnostics, Inc.	(39,060)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(1,404)	Savient Pharmaceuticals, Inc.*	$(5,265)
(900)	Teleflex, Inc.	(53,874)
(1,000)	West Pharmaceutical Services, Inc.	(38,870)
		(518,406)

	INDUSTRIALS – (1.7)%
(4,700)	3M Co.	(371,394)
(1,100)	Aerovironment, Inc.*	(36,333)
(700)	Armstrong World Industries, Inc.	(29,813)
(849)	Avis Budget Group, Inc.*	(11,971)
(600)	Canadian Pacific Railway Ltd. (Canada)	(37,128)
(383)	Chart Industries, Inc.*	(21,643)
(944)	Cummins, Inc.	(93,862)
(3,609)	DryShips, Inc. (Greece)*	(9,564)
(1,000)	Emerson Electric Co.	(48,120)
(2,100)	EnerSys*	(47,313)
(1,400)	Fortune Brands Home & Security, Inc.*	(20,342)
(1,200)	Franklin Electric Co., Inc.	(55,104)
(1,676)	General Cable Corp.*	(46,995)
(573)	Greenbrier Cos., Inc.*	(10,663)
(5,646)	Hawaiian Holdings, Inc.*	(30,206)
(2,200)	Huntington Ingalls Industries, Inc.*	(64,900)
(2,100)	Iron Mountain, Inc.	(64,953)
(5,371)	JetBlue Airways Corp.*	(24,062)
(3,400)	Masco Corp.	(32,640)
(1,865)	Meritor, Inc.*	(17,755)
(311)	Navistar International Corp.*	(13,084)
(1,800)	Owens Corning*	(51,084)
(1,300)	PACCAR, Inc.	(56,212)
(2,800)	RailAmerica, Inc.*	(38,276)
(600)	Rockwell Automation, Inc.	(40,590)
(2,200)	Sensata Technologies Holding N.V. (Netherlands)*	(65,868)
(2,862)	Swift Transportation Co.*	(25,472)
(2,123)	Terex Corp.*	(35,327)
(1,112)	United Continental Holdings, Inc.*	(21,484)
(599)	WESCO International, Inc.*	(29,027)
		(1,451,185)

	INFORMATION TECHNOLOGY – (0.6)%
(2,222)	Ciena Corp.*	(29,286)
(900)	Dassault Systemes S.A. - ADR (France)	(75,474)
(3,300)	Dell, Inc.*	(52,173)
(2,268)	Microchip Technology, Inc.	(82,011)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
(4,104)	Micron Technology, Inc.*	$(22,942)
(1,200)	Molex, Inc.	(29,628)
(1,295)	Novellus Systems, Inc.*	(44,742)
(1,012)	Nuance Communications, Inc.*	(26,798)
(818)	Rovi Corp.*	(40,524)
(1,891)	VeriSign, Inc.	(60,682)
(573)	WebMD Health Corp.*	(20,599)
		(484,859)

	MATERIALS – (0.5)%
(700)	Aptargroup, Inc.	(33,579)
(3,403)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(14,871)
(2,600)	Chemtura Corp.*	(31,564)
(2,000)	Globe Specialty Metals, Inc.	(33,340)
(1,300)	MeadWestvaco Corp.	(36,283)
(300)	Praxair, Inc.	(30,501)
(1,200)	Scotts Miracle-Gro Co. - Cl. A	(58,212)
(400)	Sherwin-Williams Co.	(33,084)
(4,530)	Stillwater Mining Co.*	(51,461)
(1,100)	Valspar Corp.	(38,357)
(2,200)	Westlake Chemical Corp.	(90,662)
		(451,914)
	TOTAL COMMON STOCKS (Proceeds $6,064,807)	(6,134,610)

	EXCHANGE-TRADED FUNDS – (6.6)%
(700)	iShares Barclays 20+ Year Treasury Bond Fund	(81,116)
(700)	iShares Barclays 7-10 Year Treasury Bond Fund	(72,457)
(1,900)	iShares Cohen & Steers Realty Majors Index Fund	(133,931)
(367)	iShares Dow Jones U.S. Real Estate Index Fund	(21,007)
(1,150)	iShares MSCI EAFE Index Fund	(60,226)
(3,075)	iShares Russell 2000 Index Fund	(227,458)
(2,250)	iShares Russell Midcap Growth Index Fund	(126,855)
(3,500)	iShares Russell Midcap Value Index Fund	(151,970)
(600)	iShares S&P 500 Index Fund	(75,480)
(2,300)	iShares S&P SmallCap 600 Index Fund	(154,721)
(800)	Software HOLDRs Trust	(39,248)
(35,316)	SPDR S&P 500 ETF Trust	(4,430,392)
(3,700)	Vanguard FTSE All-World ex-US ETF - Cl. U	(159,729)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,721,246)	(5,734,590)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	RIGHTS – 0.0%
(5,356)	Banco Santander S.A. (Spain)*	$(926)
	TOTAL RIGHTS (Proceeds $1,013)	(926)

Principal Amount		Value
	U.S. TREASURY SECURITIES – (1.2)%
$(1,000,000)	United States Treasury Note/Bond, 2.125%	(995,786)
	TOTAL U.S. TREASURY SECURITIES (Proceeds $983,750)	(995,786)

Number of Contracts		Value
	WRITTEN CALL OPTIONS – 0.0%
(12)	Acacia Research - Acacia Technologies Exercise Price: $43, Expiration Date: November 19, 2011*	(1,230)
(130)	CurrencyShares Japanese Yen Trust Exercise Price: $134, Expiration Date: December 17, 2011*	(3,900)
(4)	Liberty Media Corp. - Liberty Capital Exercise Price: $80, Expiration Date: November 19, 2011*	(600)
(24)	Market Vectors Gold Miners ETF Exercise Price: $65, Expiration Date: December 17, 2011*	(2,760)
(70)	SL Green Realty Corp. Exercise Price: $85, Expiration Date: November 19, 2011*	-0
(47)	SPDR S&P 500 ETF Trust Exercise Price: $130, Expiration Date: November 19, 2011*	(4,136)
(11)	Tiffany & Co. Exercise Price: $80, Expiration Date: November 19, 2011*	(3,234)
	TOTAL WRITTEN CALL OPTIONS (Proceeds $29,977)	(15,860)

	WRITTEN PUT OPTIONS – (0.7)%
	Acacia Research - Acacia Technologies
(20)	Exercise Price: $40, Expiration Date: November 19, 2011*	(3,800)
(15)	Exercise Price: $38, Expiration Date: November 19, 2011*	(1,650)
(15)	Chart Industries, Inc. Exercise Price: $50, Expiration Date: November 19, 2011*	(1,538)
(150)	iShares Russell 2000 Index Fund Exercise Price: $63, Expiration Date: December 17, 2011*	(13,650)
(17)	QLT, Inc. Exercise Price: $8, Expiration Date: December 17, 2011*	(1,360)
	Sirius XM Radio, Inc.
(91)	Exercise Price: $2, Expiration Date: January 21, 2012*	(546)
(124)	Exercise Price: $2, Expiration Date: December 17, 2011*	(620)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN PUT OPTIONS (Continued)
	SPDR S&P 500 ETF Trust
(1,000)	Exercise Price: $107, Expiration Date: January 21, 2012*	$(180,000)
(750)	Exercise Price: $105, Expiration Date: December 17, 2011*	(61,500)
(500)	Exercise Price: $120, Expiration Date: December 17, 2011*	(155,000)
(1,000)	Exercise Price: $107, Expiration Date: December 17, 2011*	(93,000)
(300)	Exercise Price: $120, Expiration Date: November 19, 2011*	(42,000)
(650)	Exercise Price: $110, Expiration Date: November 19, 2011*	(24,050)
(1,000)	Exercise Price: $107, Expiration Date: November 19, 2011*	(25,000)
(200)	Exercise Price: $105, Expiration Date: November 19, 2011*	(4,000)
(11)	Wal-Mart Stores, Inc. Exercise Price: $53, Expiration Date: January 21, 2012*	(770)
	TOTAL WRITTEN PUT OPTIONS (Proceeds $775,217)	(608,484)
	TOTAL SECURITIES SOLD SHORT (Proceeds $14,893,611)	$(14,799,101)

ADR – American Depository Receipt
GDR – Global Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 Callable.
2 144A restricted security.
3 Convertible security.
4 Variable, floating or step rate security.
5 Security is in default.

See accompanying Notes to Financial Statements.

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

SWAP CONTRACTS
Credit Default Swaps						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

CS	Australia Government Bond
	6.50%, 05/15/2013	$250,000	Pay	1.00%	9/20/2016	($4,558)	($349)
JPM	Australia Government Bond
	6.50%, 05/15/2013	$5,750,000	Pay	100.00%	9/20/2016	($81,060)	($31,797)
CS	Australia Government Bond
	6.50%, 05/15/2013	$900,000	Pay	100.00%	12/20/2016	($13,735)	($3,482)
JPM	Australia Government Bond
	6.50%, 05/15/2013	$5,050,000	Pay	100.00%	12/20/2016	($60,541)	($36,066)
CITI	Bank of America Corp.
	6.25%, 04/15/2012	$193,000	Receive	100.00%	9/20/2016	($19,310)	$2,774
GS	Bank of America Corp.
	6.25%, 04/15/2012	$385,000	Receive	100.00%	9/20/2016	($37,758)	$4,773
CITI	Bank of America Corp.
	6.25%, 04/15/2012	$911,000	Receive	100.00%	12/20/2016	($131,059)	$39,977
GS	Bank of America Corp.
	6.25%, 04/15/2012	$653,000	Receive	100.00%	12/20/2016	($92,593)	$27,306
JPM	Belgium Government Bond
	4.25%, 09/28/2014	$1,250,000	Pay	100.00%	9/20/2016	$89,333	$2,181
JPM	Brazilian Government International Bond
	12.25%, 03/06/2030	$488,000	Pay	100.00%	6/20/2016	$702	$5,324
GS	Brazilian Government International Bond
	12.25%, 03/06/2030	$1,512,000	Pay	100.00%	9/20/2016	$29,283	($6,518)
JPM	Brazilian Government International Bond
	12.25%, 03/06/2030	$650,000	Pay	100.00%	9/20/2016	$20,735	($10,949)
JPM	Brazilian Government International Bond
	12.25%, 03/06/2030	$1,860,000	Pay	100.00%	12/20/2016	$61,006	($28,087)
JPM	Brazilian Government International Bond
	12.25%, 03/06/2030	$500,000	Pay	100.00%	12/20/2016	$7,291	$1,558
GS	Federal Republic of Germany
	6.00%, 06/20/2016	$998,000	Pay	25.00%	12/20/2016	$26,343	$2,610
JPM	Federal Republic of Germany
	6.00%, 06/20/2016	$2,485,000	Pay	25.00%	12/20/2016	$83,093	($11,001)
JPM	First Data Corp.
	9.88%, 09/24/2015	$347,000	Pay	500.00%	6/20/2016	$58,534	($10,673)
JPM	Ford Motor Co.
	6.5%, 08/01/2018	$761,000	Receive	500.00%	3/20/2016	$28,130	$27,311
JPM	Goodyear Tire & Rubber Co.
	7.00%, 03/15/2028	$678,160	Receive	500.00%	6/20/2016	($19,417)	$3,403
JPM	Jones Group, Inc.
	5.13%, 11/15/2014	$242,800	Pay	100.00%	6/20/2016	$26,417	$4,581
CITI	Kazakhstan Government International Bond
	11.13%, 05/11/2007	$318,000	Pay	100.00%	9/20/2016	$10,812	$7,090
CITI	Markit CDX NA
	High Yield Series 16 Index	$10,000,000	Receive	500.00%	6/20/2016	($783,125)	$508,242
JPM	Markit CDX NA
	High Yield Series 17 Index	$1,600,000	Pay	500.00%	12/20/2016	$212,000	($124,758)
JPM	Markit CDX NA
	High Yield Series 17 Index	$2,000,000	Receive	500.00%	12/20/2016	($151,250)	$42,197
JPM	Philippine Government International Bond
	10.63%, 03/16/2025	$500,000	Pay	100.00%	6/20/2016	$7,976	$4,916
GS	Republic of Korea
	4.88%, 09/22/2014	$485,000	Pay	100.00%	6/20/2016	$7,189	$600
JPM	Republic of Korea
	4.88%, 09/22/2014	$3,294,000	Pay	100.00%	6/20/2016	$56,507	($3,608)
GS	Republic of Korea
	4.88%, 9/22/2014	$3,410,000	Pay	100.00%	12/20/2016	$105,704	($45,456)
JPM	Rite Aid Corp.
	7.70%, 02/15/2027	$105,000	Receive	500.00%	6/20/2013	($3,019)	$1,593
JPM	Rite Aid Corp.
	7.70%, 02/15/2027	$868,000	Receive	500.00%	6/20/2013	($30,625)	$18,837
JPM	Rite Aid Corp.
	7.70%, 02/15/2027	$724,000	Receive	500.00%	6/20/2014	($70,385)	$32,859
JPM	Rite Aid Corp.
	7.70%, 02/15/2027	$370,000	Receive	500.00%	6/20/2014	($25,900)	$6,722
JPM	South Africa Government International Bond
	6.50%, 06/02/2014	$1,000,000	Pay	100.00%	6/20/2016	$11,187	$14,698
JPM	South Africa Government International Bond
	6.50%, 06/02/2014	$480,000	Pay	100.00%	9/20/2016	$6,619	$7,327

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)
Credit Default Swaps (continued)						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/
Counterparty	Reference Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

GS	South Africa Government International Bond
	6.50%, 06/02/2014	$2,130,000	Pay	100.00%	9/20/2016	$62,571	($687)
GS	South Africa Government International Bond
	6.50%, 06/02/2014	$2,130,000	Pay	100.00%	12/20/2016	$64,286	$4,178
JPM	United Kingdom Gilt
	4.25%, 06/07/2032	$400,000	Pay	100.00%	6/20/2021	($2,915)	($1,530)
CITI	United Kingdom Gilt
	4.25%, 06/07/2032	$1,930,000	Pay	100.00%	9/20/2016	($16,153)	($590)
GS	United Kingdom Gilt
	4.25%, 06/07/2032	$1,160,000	Pay	100.00%	12/20/2016	($14,271)	$2,236
JPM	United Kingdom Gilt
	4.25%, 06/07/2032	$500,000	Pay	100.00%	12/20/2016	($8,904)	$8,209
CS	United Kingdom Gilt
	4.25%, 06/07/2032	$1,060,000	Pay	100.00%	9/20/2021	($10,210)	$10,982
CS	United Kingdom Gilt
	4.25%, 06/07/2032	$470,000	Pay	100.00%	12/20/2021	($3,746)	$4,354

Total Credit Default Swaps						($604,816)	$481,287

(A) If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

Interest Rate Swaps						Premium	Unrealized
		Notional	Pay/Receive	Fixed	Expiration	Paid	Appreciation/
Counterparty	Floating Rate Index	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

JPM	6-Month CHF-LIBOR	1,570,000	Pay	1.418%	10/6/2021	-	$9,803
JPM	6-Month JPY-LIBOR	105,000,000	Pay	0.565	5/31/2016	-	(7,969)
JPM	6-Month JPY-LIBOR	54,000,000	Pay	0.557	5/31/2016	-	(3,832)
JPM	6-Month JPY-LIBOR	49,500,000	Pay	0.551	5/31/2016	-	(3,322)
JPM	6-Month JPY-LIBOR	49,500,000	Pay	0.532	5/31/2016	-	(2,615)
JPM	6-Month JPY-LIBOR	45,160,000	Pay	0.522	5/31/2016	-	(2,190)
JPM	6-Month JPY-LIBOR	8,440,000	Pay	0.458	5/31/2016	-	(75)
JPM	6-Month JPY-LIBOR	500,000,000	Pay	0.423	5/31/2016	-	7,922
JPM	6-Month JPY-LIBOR	360,000,000	Pay	0.456	5/31/2016	-	(1,433)
Total Interest Rate Swaps						-	($3,711)

Cross-Currency Interest Rate Swaptions							Premium
			Pay/Receive	Exercise	Expiration	Notional	Paid	Market
Counterparty	Description	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Received)	Value

JPM	Call - OTC 5-Year Cross Currency					TRY 692,300
	Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	9.10%	7/2/2012	$430,000	$11,115	$76
Total Cross-Currency Interest Rate Swaptions							$11,115	$76

Inflation Cap							Premium
			Strike		Expiration	Notional	Paid	Market
Counterparty	Description	Exercise Index	Index		Date	Amount	(Received)	Value

JPM	Cap - OTC CPURNSA Index	Maximum of (Inflation Adjustment - 1.05) or 0	225.922		10/18/2021	$1,320,000	$58,080	$47,217
Total Inflation Cap							$58,080	$47,217

Inflation Floor							Premium
			Strike		Expiration	Notional	Paid	Market
Counterparty	Description	Exercise Index	Index		Date	Amount	(Received)	Value

JPM	Floor - OTC CPURNSA Index	Maximum of (1.02 - Inflation Adjustment) or 0	225.922		10/18/2021	($1,320,000)	($130,680)	($122,356)
Total Inflation Floor							($130,680)	($122,356)

Palmer Square Absoute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Interest Rate Swaptions							Premium
			Pay/Receive	Exercise	Expiration	Notional	Paid	Market
Counterparty	Description	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Received)	Value

JPM	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.30%	5/28/2013	$20,000,000	$48,059	$17,772
JPM	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.18%	7/22/2013	10,500,000	26,374	12,387
JPM	Call - OTC 10-Year Interest Rate Swap	KRW-CD-KSDA-Bloomberg	Receive	4.25%	10/28/2013	92,120,000	113,000	112,223
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	5.91%	7/8/2016	100,000	4,260	2,425
JPM	Put - OTC 4-Year Interest Rate Swap	6-Month JPY-LIBOR-BBA	Pay	0.30%	9/13/2012	12,883,000	17,265	7,473
JPM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	2.00%	10/29/2012	5,000,000	18,500	9,643
JPM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR-BBA	Receive	3.00%	10/29/2013	5,000,000	32,500	22,936

Total Interest Rate Swaptions							$259,958	$184,859

Foreign Currency Options
	Exercise	Expiration	Notional		Market
Description	Price	Date	Amount	Premium	Value
Call - OTC USD versus JPY	$84	2/1/2012	$5,800,000	$39,921	$17,279
Put - OTC GBP versus USD	1.45	4/4/2012	2,236,500	61,040	21,675
Put - OTC EUR versus USD	1.20	4/4/2012	7,455,000	187,121	95,046
Call - OTC USD versus JPY	90	8/1/2014	2,345,000	76,587	70,332
Call - OTC USD versus JPY	100	8/1/2015	550,000	15,194	10,630
Call - OTC USD versus JPY	100	8/1/2016	5,860,000	206,763	145,714
				$586,626	$360,676

CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen
KRW - Korean Wan
TRY - New Turkish Lira

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2011 (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS
						Unrealized
Settlement	Contract Amount				Currency	Appreciation/
Date	Receive		Deliver		Value	(Depreciation)
November 7, 2011	(42,139)	USD	(31,669)	EUR	(43,817)	$(1,678)
November 22, 2011	132,283	USD	253,322,525	COP	135,730	3,447
November 22, 2011	(2,520,408)	USD	(1,834,000)	EUR	(2,537,165)	(16,757)
November 22, 2011	(2,690,000)	USD	(206,054,778)	JPY	(2,636,692)	53,308
December 9, 2011	506,477	USD	256,023,900	CLP	520,122	13,645
December 9, 2011	(544,500)	USD	(256,023,900)	CLP	(520,122)	24,378
December 13, 2011	(1,110,000)	USD	(33,094,650)	TWD	(1,107,279)	2,721
December 20, 2011	(201,828)	USD	(360,000)	BRL	(207,267)	(5,439)
December 20, 2011	(554,816)	USD	(500,000)	CHF	(570,125)	(15,309)
December 20, 2011	(424,748)	USD	(7,400,000)	CZK	(411,859)	12,889
December 20, 2011	(2,907,056)	USD	(2,050,000)	EUR	(2,835,473)	71,583
December 20, 2011	2,294,681	USD	1,640,000	EUR	2,268,379	(26,302)
December 20, 2011	(1,134,195)	USD	(708,988)	GBP	(1,139,355)	(5,160)
December 20, 2011	1,735,202	USD	1,083,584	GBP	1,741,337	6,135
December 20, 2011	(1,710,085)	USD	(132,642,403)	JPY	(1,698,400)	11,685
December 20, 2011	2,310,266	USD	175,499,290	JPY	2,247,154	(63,112)
December 20, 2011	(204,344)	USD	(2,760,000)	MXN	(206,117)	(1,773)
January 4, 2012	(495,000)	USD	(4,266,900)	UAH	(512,645)	(17,645)
TOTAL FOREIGN CURRENCY EXCHANGE CONTRACTS						$46,616

Palmer Square Absolute Return Fund
SUMMARY OF INVESTMENTS
As of October 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	2.0%
Corporate Bonds	22.7%
Common Stocks
Consumer Discretionary	3.9%
Information Technology	2.6%
Industrials	2.5%
Energy	1.9%
Health Care	1.3%
Financials	1.1%
Telecommunication Services	0.7%
Consumer Staples	0.6%
Materials	0.4%
Total Common Stocks	15.0%
Exchange-Traded Funds	10.1%
Preferred Stocks	1.7%
Financials	0.8%
Energy	0.4%
Consumer Discretionary	0.2%
Health Care	0.1%
Industrials	0.1%
Consumer Staples	0.1%
Total Preferred Stocks	1.7%
Purchased Call Options	0.3%
Purchased Put Options	1.0%
Total Investments	52.8%
Other Assets in Excess of Liabilities	47.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2011 (Unaudited)

Assets:
Investments in securities, at value (cost $44,285,897)	$44,724,376
Foreign currency, at value (cost $547,058)	551,518
Purchased options at fair value (cost $2,482,044)	1,815,317
Cash	55,852,223
Collateral held at custodian for the benefit of brokers	20,044
Premiums paid on open swap contracts	975,719
Receivables:
Investment securities sold	6,452,950
Fund shares sold	107,812
Unrealized appreciation on open swap contracts	814,558
Unrealized gain on foriegn currency exchange contracts	46,616
Dividends and interest	430,403
Prepaid expenses	95,460
Total assets	111,886,996

Liabilities:
Securities sold short, at value (proceeds $14,088,417)	14,174,758
Foreign cash sold short, at value (proceeds $65,591)	45,951
Written options outstanding, at fair value (premiums received $935,874)	746,700
Payables:
Investment securities purchased	7,850,173
Due to Advisor	91,800
Shareholder servicing plan fees (Note 6)	14,707
Distribution Plan (Note 7)	1,780
Premiums received on open swap contracts	1,580,535
Unrealized depreciation on open swap contracts	336,948
Dividends and interest on securities sold short	36,667
Fund accounting fees	21,430
Fund shares redeemed	17,992
Chief Compliance Officer fees	7,695
Administration fees	1,463
Variation margin	1,228
Accrued other expenses	8,770
Total liabilities	24,938,597

Net Assets	$86,948,399

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$89,604,559
Accumulated net investment loss	(375,364)
Accumulated net realized loss on investments, securities sold short, purchased options,
written options, swap contracts, futures, and foreign currency transactions	(2,685,963)
Net unrealized appreciation/depreciation on:
Investments	441,596
Securities sold short	(86,341)
Purchased options	(666,727)

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2011 (Unaudited)

Written options	189,174
Swap contracts	477,611
Futures	(1,228)
Foreign currency translation	51,082
Net unrealized appreciation	405,167

Net Assets	$86,948,399

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$83,578,317
Shares of beneficial interest issued and outstanding	8,740,504
Redemption price	$9.56

Class A Shares:
Net assets applicable to shares outstanding	$3,370,082
Shares of beneficial interest issued and outstanding	352,675
Redemption price	9.56
Maximum sales charge (5.75%* of offering price)	0.58
Maximum offering price to public	$10.14

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2011 (Unaudited)

Investment Income:
Dividends	$110,918
Interest	271,874
Total investment income	382,792

Expenses:
Advisory fees	539,019
Shareholder servicing fees - (Note 6)	20,378
Distribution fees - Class A (Note 7)	1,833
Fund accounting fees	48,225
Transfer agent fees	33,040
Legal fees	26,864
Administration fees	25,456
Custody fees	25,405
Chief compliance officer fees	18,530
Offering cost	17,766
Registration fees	17,000
Audit fees	7,158
Trustees' fees and expenses	5,825
Insurance fees	288
Miscellaneous	6,706

Total expenses	793,493
Advisory fees waived	(169,708)
Dividends and interest on securities sold short	106,418
Interest expense	27,953
Net expenses	758,156
Net investment loss	(375,364)

Realized and Unrealized Gain (Loss) on investments, futures, purchased options, securities sold short, swap contracts, written options and foreign currency :
Net realized gain (loss) on:
Investments	(3,875,149)
Futures	(36,740)
Purchased options	667,829
Securities sold short	526,361
Swap contracts	258,720
Written options	(131,334)
Foreign currency transactions	(95,650)
Net realized loss	(2,685,963)
Net unrealized appreciation (depreciation) on:
Investments	441,596
Futures	(1,228)
Purchased options	(666,727)
Securities sold short	(86,341)
Swap contracts	477,611
Written options	189,174
Foreign currency translations	51,082
Net unrealized appreciation	405,167
Net realized and unrealized loss on investments, futures, purchased options,
securities sold short, swap contracts, written options and foreign currency	(2,280,796)

Net Decrease in Net Assets from Operations	$(2,656,160)

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
May 17, 2011*
to October 31, 2011
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(375,364)
Net realized loss on investments, futures, purchased options,
securities sold short, swap contracts, written options and foreign currency	(2,685,963)
Net unrealized appreciation on investments, futures, purchased options,
securities sold short, swap contracts, written options and foreign currency	405,167
Net decrease in net assets resulting from operations	(2,656,160)

Capital Transactions:
Net proceeds from shares sold:
Class I	96,356,252
Class A	3,597,351
Cost of shares repurchased:
Class I	(10,182,553)
Class A	(166,491)
Net increase in net assets from capital transactions	89,604,559

Total increase in net assets	86,948,399

Net Assets:
Beginning of period	-
End of period	$86,948,399

Accumulated net investment loss	$(375,364)

Capital Share Transactions:
Shares sold:
Class I	9,807,399
Class A	370,155
Shares repurchased:
Class I	(1,066,895)
Class A	(17,480)
Net increase shares outstanding	9,093,179

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF CASH FLOWS
For the Period Ended October 31, 2011 (Unaudited)

Increase/(Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(2,656,160)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(121,432,383)
Sales of long-term portfolio investments	73,195,042
Securities sold short	60,448,313
Cover short securities	(44,967,381)
Puchases of short-term securities	(5,428,260)
Sales of short-term securities	3,619,516
Premiums paid on open swap contracts	(975,719)
Increase in investment securities sold receivable	(6,452,950)
Increase in dividends and interest receivable	(430,403)
Increase in prepaid expenses	(95,460)
Increase in investment securities purchased	7,850,173
Increase in premiums received on open swap contracts	1,580,535
Increase in Due to Advisor	91,800
Increase in dividends and interest on securities sold short	36,667
Increase in distribution plan	1,780
Increase in administration fees	1,463
Increase in fund accounting fees	21,430
Increase in Chief Compliance Officer fees	7,695
Increase in accrued other expenses	23,477
Net amortization on investments	17,266
Net realized gain (loss) on:
Investments	3,875,149
Futures	36,740
Purchased options	(667,829)
Securities sold short	(526,361)
Written options	131,334

Change in unrealized appreciation (depreciation) on:
Investments	(441,596)
Purchased options	666,727
Securities sold short	86,341
Swap contracts	(477,611)
Written options	(189,174)
Foreign currency translations	(51,082)
Net cash used for operating activities	(33,100,921)
Cash flows provided by / (used for) financing activities:
Proceeds from shares sold:	99,845,791
Cost of shares repurchased:	(10,367,036)
Net cash provided by financing activities	89,478,755

Net increase in cash	56,377,834
Cash at beginning of period	-
Cash at end of period	56,377,834

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Period
	May 17, 2011*
	to October 31, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.06)	1
Net realized and unrealized loss on investments	(0.38)
Total from investment operations	(0.44)

Net asset value, end of period	$9.56

Total return	(4.40)%	2

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$83,578

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	3.35%	3, 4
After fees waived and expenses absorbed	2.74%	3, 4
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(1.96)%	3, 5
After fees waived and expenses absorbed	(1.35)%	3, 5
Portfolio turnover rate**	320%	2

*	Commencement of operations.
**
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less.  Also not included is notional values of certain derivative contracts.  Had the turnover ratio included cash, options and related derivative trading activities, the Fund’s advisor believes the ratio would have been lowered.

1	Based on average shares outstanding for the period.
Amount represents less than $0.01 per share.
2	Not annualized.
3	Annualized.
4
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 2.86%; the ratio of expenses to average net assets after fees waived would have been 2.25%.

5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.48)%; the ratio of net investment income to average net assets after fees waived would have been (0.87)%.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Period
	May 17, 2011*
	to October 31, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.07)	1
Net realized and unrealized loss on investments	(0.37)
Total from investment operations	(0.44)

Net asset value, end of period	$9.56

Total return2	(4.40)%	3

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,370

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.60%	4, 5
After fees waived and expenses absorbed	2.99%	4, 5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(2.21)%	4, 6
After fees waived and expenses absorbed	(1.60)%	4, 6
Portfolio turnover rate**	320%	3

*	Commencement of operations.
**
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less.  Also not included is notional values of certain derivative contracts.  Had the turnover ratio included cash, options and related derivative trading activities, the Fund’s advisor believes the ratio would have been lowered.

1	Based on average shares outstanding for the period.
Amount represents less than $0.01 per share.
2
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.11%; the ratio of expenses to average net assets after fees waived would have been 2.50%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.73)%; the ratio of net investment income to average net assets after fees waived would have been (1.12)%.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date.  Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks.  For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount.  A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount.  A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

Transactions in option contracts written for the period May 17, 2011 through October 31, 2011 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 17,2011 (commencement of operations)	-	$-
Options written	23,939,375	1,919,744
Options terminated in closing purchasing transactions	(22,609,818)	(725,751)
Options expired	(3,298)	(238,117)
Options exercised	(118)	(20,002)
Outstanding at October 31, 2011	1,326,141	$935,874

(f) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at October 31, 2011:

Future Contracts
Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
(1)	IBEX 35 Index Future	November, 2011	$(1,228)
			$(1,228)

(g) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

(h) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(i) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(j) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the fund is recorded as a liability on the fund’s books.  An upfront payment made by the fund is recorded as an asset on the fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

(k) Currency Swap Contracts
The Fund may enter into currency swap agreements, which are similar to interest rate swaps except that they involve multiple currencies.  The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency.  Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed.  Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

(l) Other
The Fund may purchase participations in commercial loans.  Such investments may be secured or unsecured.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(m) Securities Lending
The Fund may engage in securities lending.  The loans are secured by collateral.  During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  The cash collateral is maintained on the Fund's behalf.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower.  The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2011, the Fund had no securities on loan.

(n) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $40,667, which are being amortized over a one-year period from May 17, 2011 (commencement of operations).

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms.  At October 31, 2011 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, options, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty.  At October 31, 2011 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(o) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period May 17, 2011 (commencement of operations) through October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(p) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.95% of the Fund’s average daily net assets.  The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.25% and 2.50% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively.  This agreement is effective until August 31, 2012, and may be terminated by the Trust’s Board of Trustees.

For the period May 17, 2011 (commencement of operations) through October 31, 2011, the Advisor waived $169,708 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2011, the amount of these potentially recoverable expenses was $169,708.

The Advisor engages investment managers (“sub-advisors”) to manage the Fund.  The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMBFS also serves as the Fund’s transfer agent.  JP Morgan Chase Bank, N.A. (“JPM”) serves as the Fund’s custodian.

For the period May 17, 2011 (commencement of operations) through October 31, 2011, the Fund’s distributor retained $1,127 in commissions.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 17, 2011 (commencement of operations) through October 31, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 17, 2011 (commencement of operations) through October 31, 2011, are reported on the Statement of Operations.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

Note 4 – Federal Income Taxes
At October 31, 2011, the gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$46,756,557

Unrealized appreciation	$130,078,016
Unrealized (depreciation)	(130,887,708)
Net unrealized (depreciation) on investments	$(809,692)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 - Investment Transactions
For the period May 17, 2011 (commencement of operations) through October 31, 2011, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options, securities sold short, and swap contracts, were $121,181,387 and $72,944,042, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period May 17, 2011 (commencement of operations) through October 31, 2011 shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period May 17, 2011 (commencement of operations) through October 31, 2011, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$1,735,376	$-	$1,735,376
Corporate Bonds	-	19,699,664	-	19,699,664
Common Stock
Consumer Discretionary	3,379,230	-	-	3,379,230
Consumer Staples	544,291	-	-	544,291
Energy	1,645,452	-	-	1,645,452
Financials	936,078	-	-	936,078
Health Care	1,142,859	-	-	1,142,859
Industrials	1,817,278	355,300	-	2,172,578
Information Technology	2,248,010	-	-	2,248,010
Materials	337,051	-	-	337,051
Telecommunication Services	640,145	24,110	-	664,255
Exchange Traded Funds	8,744,919	-	-	8,744,919
Preferred Stocks
Consumer Discretionary	110,440	75,815	-	176,255

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

Consumer Staples	66,566	-	-	66,566
Energy	85,000	242,678	-	327,678
Financials	446,846	227,589	-	674,435
Health Care	54,539	75,671	-	130,210
Industrials	-	99,469	-	99,469
Purchased Call Options	264,739	-	-	264,739
Purchased Put Options	957,750	-	-	957,750
Total	23,411,193	22,535,672	-	45,946,865

Liabilities	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	(1,308,845)	-	(1,308,845)
Common Stock
Consumer Discretionary	(2,147,284)	-	-	(2,147,284)
Consumer Staples	(29,711)	-	-	(29,711)
Energy	(354,738)	-	-	(354,738)
Financials	(692,622)	(3,890)	-	(696,512)
Health Care	(518,406)	-	-	(518,406)
Industrials	(1,451,185)	-	-	(1,451,185)
Information Technology	(484,859)	-	-	(484,859)
Materials	(451,914)	-	-	(451,914)
Exchange Traded Funds	(5,734,590)	-	-	(5,734,590)
Rights	(926)	-	-	(926)
U.S. Treasury Securities	-	(995,786)	-	(995,786)
Written Call Options	(15,860)	-	-	(15,860)
Written Put Options	(608,484)	-	-	(608,484)
Total	(12,490,580)	(2,308,521)	-	(14,799,101)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	-	481,287	-	481,287
Interest Rate Swaps	-	(3,711)	-	(3,711)
Cross-Currency Interest Rate Swaptions	-	76	-	76
Inflation Cap	-	47,217	-	47,217
Inflation Floor	-	(122,356)	-	(122,356)
Interest Rate Swaptions	-	184,859	-	184,859
Foreign Currency Contracts	-	46,616	-	46,616
Foreign Currency Options	-	360,676	-	360,676
Futures	(1,228)	-	-	(1,228)
Total Other Financial Instruments	$(1,228)	$994,664	$-	$993,436

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, forward contracts, swaps contracts, and written options.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  The Fund invested in options during the period May 17, 2011 (commencement of operations) through October 31, 2011.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2011 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Risk exposure category	Statement of Asset and Liabilities Location	Fair value	Statement of Asset and Liabilities Location	Fair value
Equity contracts	Purchased Options, at fair value	$1,815,317	Written Options, at fair value	$746,700
Credit contracts	Unrealized appreciation on open swap contracts	814,558	Unrealized depreciation on open swap contracts	336,948
Future contracts	N/A	N/A	Variation Margin Payable on Futures Contracts	1,228
Foreign currency exchange contracts	at fair value	46,616	N/A	N/A
Total		$2,676,491		$1,084,876

The effects of derivative instruments on the Statement of Operations for the period May 17, 2011 (commencement of operations) through October 31, 2011 are as follows:

	Amount of Realized Gain/(Loss) on Derivatives
Risk exposure category	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Foreign Currency Transactions	Total
Equity contracts	$667,829	$(131,334)	$-	$-	$-	$536,495
Credit contracts	-	-	258,720	(36,740)	(950,650)	(728,670)
Total	$667,829	$(131,334)	$258,720	$(36,740)	$(950,650)	$(192,175

	Change in Unrealized Gain/(Loss) on Derivatives
Risk exposure category	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Foreign Currency Translations	Total
Equity contracts	$(666,727)	$189,174	$-	$-	$-	$(477,553)
Credit contracts	-	-	477,611	(1,228)	51,082	527,465
Total	$(666,727)	$189,174	$477,611	$(1,228)	$51,082	$49,912

Note 11 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011‐04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011‐04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011‐04 is effective for fiscal years beginning after December 15, 2011 and for interim periods

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2011
(Unaudited) – Continued

within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 12 – Events Subsequent to the Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreements

At an in-person meeting held on March 30-31, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (“Palmer Square”) with respect to the Palmer Square Absolute Return Fund series of the Trust (the “Fund”), and sub-advisory agreements between Palmer Square and each of Argonaut Management, L.P. (“Argonaut”), Cramer Rosenthal McGlynn, LLC (“Cramer”), Forum Asset Management, LLC (“Forum”), Glaxis Capital Management, LLC (“Glaxis”), Pinebank Asset Management, L.P. (“Pinebank”), and SSI Investment Management, Inc. (“SSI”) with respect to the Fund for initial two-year terms.

At an in-person meeting held on September 21-22, 2011, the Board and the Independent Trustees unanimously approved new sub-advisory agreements between Palmer Square and each of Coe Capital Management, LLC (“Coe”), Mesirow Financial Investment Management, Inc. (“Mesirow”) and Fountain Capital Management, L.L.C. (“Fountain,” and together with Argonaut, Cramer, Forum, Glaxis, Pinebank, SSI, Coe and Mesirow, the “Sub-Advisors”) with respect to the Fund for initial two-year terms.  The sub-advisory agreement with each Sub-Advisor is referred to herein as a “Sub-Advisory Agreement.”

In approving the Advisory Agreement and Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that each Agreement is in the best interests of the Fund.

Background

In advance of each meeting, the Board received information about the Advisory Agreement and respective Sub-Advisory Agreements from Palmer Square, each Sub-Advisor, and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by Palmer Square and each Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); the proposed sub-advisory fee to be paid to each Sub-Advisor; and a summary of Palmer Square’s and each Sub-Advisor’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement and each Sub-Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement and each Sub-Advisory Agreement in a private session at which no representatives of Palmer Square were present.

In approving the Advisory Agreement and each Sub-Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement or the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors. The Board also considered information given to them by representatives of Palmer Square in presentations at the Board meetings.  The Board reviewed the materials and various matters concerning Palmer Square, each Sub-Advisor and the Fund, including those that had been discussed at the Board meeting.

Palmer Square Capital Management LLC

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by Palmer Square and discussed the specific responsibilities of Palmer Square under the Advisory Agreement. The Board and the Independent Trustees noted that Palmer Square would be monitoring and supervising the Sub-Advisors with respect to their respective portions of the Fund.  The Board and the Independent Trustees also considered information regarding the resources that Palmer Square would commit to managing the Fund,

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

including information about the personnel that would be involved in managing the Fund’s investments.  They considered that Palmer Square had not previously managed any accounts using its proposed multi-manager strategy and therefore had not presented any relevant performance, although Palmer Square had provided benchmark performance for hedge funds it manages.

The Board and the Independent Trustees then considered the proposed advisory fee (gross of fee waivers by Palmer Square) and total expenses (net of fee waivers by Palmer Square) for the Fund.  They noted that the advisory fee to be paid by the Fund was slightly higher than the average of those funds in its peer group but that the Fund’s estimated total expenses were consistent with the average of those of funds in its peer group (which is based on Morningstar’s “Long/Short” category).  The Board also considered the fees charged by Palmer Square to its hedge fund clients, noting that although the hedge funds’ asset-based fees were generally lower than that of the Fund, Palmer Square was also entitled to receive performance-based fees from the hedge funds. The Board (including the Independent Trustees) determined that the compensation to be paid to Palmer Square was fair and equitable to the Fund and the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by Palmer Square.

The Board reviewed Palmer Square’s estimated profitability with respect to the Fund in its first year of operations, noting that Palmer Square had agreed to cap the Fund’s total expenses.

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Sub-Advisors

With respect to each Sub-Advisor, the Board reviewed information regarding its organization, its investment philosophy and process, its brokerage policies, its compliance program and its investment personnel, among other things.

Argonaut Management, L.P.

The Board considered the annual performance since 2000 of Argonaut’s long/short international equity product and a comparison of the returns for various time periods as compared to relevant benchmarks and a peer universe. In addition, the Board considered return analytics on Argonaut’s product prepared by Palmer Square.  The Board also considered the fees charged by Argonaut to its hedge fund clients, noting that the sub-advisory fees to paid to Argonaut with respect to the Fund were not higher than the fees that Argonaut receives from its hedge fund clients.

Cramer Rosenthal McGlynn, LLC

The Board considered the annual performance since 1993 of Cramer’s long/short equity product and a comparison of the returns for various time periods as compared to relevant benchmarks and a peer universe.  In addition, the Board considered return analytics on Cramer’s hedge fund prepared by Palmer Square.  The Board also considered the fees charged by Cramer to its hedge fund clients, noting that the sub-advisory fees to paid to Cramer with respect to the Fund were not higher than the fees that Cramer receives from its hedge fund clients.

Forum Asset Management, LLC

The Board considered the annual performance since 2005 of Forum’s global macro product and a comparison of the returns for the past five years as compared to relevant benchmarks and a peer universe.  In addition, the Board considered return analytics on Forum’s product prepared by Palmer Square.  The Board also considered the fees

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

charged by Forum to its hedge fund clients, noting that the sub-advisory fees to paid to Forum with respect to the Fund were not higher than the fees that Forum receives from its hedge fund clients.

Glaxis Capital Management, LLC (“Glaxis”)

The Board considered the annual performance since 2005 of the Glaxis’ global macro product and a comparison of the returns for the past five years as compared to relevant benchmarks and a peer universe.  In addition, the Board considered return analytics on Glaxis’ product prepared by Palmer Square. The Board also considered the fees charged by Glaxis to its hedge fund client, noting that the sub-advisory fees to paid to Glaxis with respect to the Fund were not higher than the fees that Glaxis receives from its hedge fund client.

Pinebank Asset Management, L.P.

The Board considered the annual performance since 2004 of Pinebank’s long/short and event driven credit product and a comparison of the returns for the past five years as compared to relevant benchmarks and a peer universe. In addition, the Board considered return analytics on Pinebank’s product prepared by Palmer Square.  The Board also considered the fees charged by Pinebank to its hedge fund clients, noting that the sub-advisory fees to paid to Pinebank with respect to the Fund were not higher than the fees that Pinebank receives from its hedge fund clients.

SSI Investment Management, Inc.

The Board considered the annual performance since 1995 of SSI’s convertible bond arbitrage product and a comparison of the returns for the past five years as compared to relevant benchmarks and a peer universe.  In addition, the Board considered return analytics on SSI’s product prepared by Palmer Square.  The Board also considered the fees charged by SSI to its hedge fund and separate account clients managed using the same strategy as the Fund, noting that the sub-advisory fees to paid to SSI with respect to the Fund were not higher than the fees that Forum receives from its hedge fund and separate account clients.

Coe Capital Management, LLC

The Board reviewed information regarding the historical performance of a limited partnership managed by Coe using the same strategy it would use in managing its portion of the Fund, noting that the returns of the limited partnership (which commenced November 1, 1999) were higher than those of the HFRX Equity Hedge Index and HFRX Global Hedge Fund Index and below those of the MSCI World Index and S&P 500 Index, for the one-year period ended July 31, 2011, and higher than all of those measures for the five-year, ten-year and since-inception periods ended on that date.  The Board observed that the sub-advisory fees proposed to be charged by Coe would not be higher than the fees paid to Coe by its private fund clients with similar objectives and policies to those of the Fund.  Palmer Square also confirmed that although Coe serves as sub-adviser to two other mutual funds, Coe does not use the same strategies in managing those funds that it would use in managing its portion of the Fund.

Mesirow Financial Investment Management, Inc.

The Board reviewed information regarding the historical performance of Mesirow’s global markets currency alpha program, noting that the annualized returns of Mesirow’s program (which commenced January 1, 2000) were significantly lower than those of the HFRX Currency Index, MSCI World Index and S&P 500 Index for the one-year period ended July 31, 2011, but were significantly higher than all of those measures for the five-year, ten-year and since-inception periods ended on that date.  The Board noted that the sub-advisory fees proposed to be charged by Mesirow would not be higher than the fees Mesirow charges other clients with similar objectives and policies to the Fund.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Fountain Capital Management, L.L.C.

The Board reviewed information regarding Fountain’s short-duration composite performance information from 2000 through 2010, noting that the annualized returns of the composite were higher than those of the Merrill Lynch CP BB 1-5 Year Index for four years, slightly below but very close to the Index returns for three years, and below the returns of the Index for four years.  The Board noted that the sub-advisory fees proposed to be charged by Fountain would not be higher than the fees it charges other client portfolios managed using the same strategies it would use managing its portion of the Fund.

Conclusions

The Board concluded that Palmer Square and the Sub-Advisors would provide the Fund with a reasonable potential for good investment results, and the nature of Palmer Square and the Sub-Advisors’ investments were acceptable.  Based on its reviews, the Board concluded that Palmer Square and each of the Sub-Advisors would have the capabilities, resources and personnel necessary to manage the Fund.  The Board also concluded that, based on the services to be provided by Palmer Square and the Sub-Advisors to the Fund, the compensation to be paid to each of Palmer Square and the Sub-Advisors was fair and equitable to the Fund.

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement and each Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement and each Sub-Advisory Agreement for initial two-year terms.

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Investment Advisor
Palmer Square Capital Management LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Absolute Return Fund - Class A Shares	PSQAX	461418 469
Palmer Square Absolute Return Fund - Class I Shares	PSQIX	461418 451

Privacy Principles of the Palmer Square Absolute Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Absolute Return Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 866-933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 866-933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 866-933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Palmer Square Absolute Return Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 866-933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 3, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 3, 2012